UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2017

Date of reporting period:	11/30/2016

Item 1. Schedule of Investments

Prudential Jennison Value Fund

Schedule of Investments

as of November 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 98.8%
Aerospace & Defense — 3.0%
Boeing Co. (The)	48,726	$7,336,187
United Technologies Corp.	75,998	8,186,504

		15,522,691

Banks — 15.1%
Bank of America Corp.	720,526	15,217,509
BB&T Corp.	177,214	8,018,934
Citigroup, Inc.	244,661	13,796,434
JPMorgan Chase & Co.	280,122	22,457,381
PNC Financial Services Group, Inc. (The)	86,025	9,509,203
Wells Fargo & Co.	166,851	8,829,755

		77,829,216

Biotechnology — 1.4%
Shire PLC, ADR	41,378	7,224,599

Capital Markets — 2.5%
Goldman Sachs Group, Inc. (The)	59,997	13,156,742

Chemicals — 2.6%
Dow Chemical Co. (The)	118,777	6,618,254
FMC Corp.	124,425	6,982,731

		13,600,985

Communications Equipment — 1.6%
Brocade Communications Systems, Inc.	667,984	8,242,923

Consumer Finance — 3.9%
Capital One Financial Corp.	116,742	9,810,998
SLM Corp.*	1,026,868	10,340,561

		20,151,559

Diversified Financial Services — 1.1%
Voya Financial, Inc.	139,895	5,437,719

Electric Utilities — 3.3%
FirstEnergy Corp.	113,244	3,543,405
PG&E Corp.	226,015	13,289,682

		16,833,087

Electrical Equipment — 1.4%
Eaton Corp. PLC	105,710	7,030,772

Electronic Equipment, Instruments & Components — 1.5%
Flextronics International Ltd.*	543,497	7,739,397

Energy Equipment & Services — 2.2%
Halliburton Co.	215,055	11,417,270

Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	59,854	6,121,269

Food & Staples Retailing — 1.5%
Wal-Mart Stores, Inc.	106,945	7,532,136

Food Products — 3.1%
Conagra Bands, Inc.	224,069	8,221,092
Mondelez International, Inc. (Class A Stock)	188,856	7,788,421

		16,009,513

Health Care Equipment & Supplies — 1.0%
Zimmer Biomet Holdings, Inc.	51,026	5,197,508

Health Care Providers & Services — 2.9%
Cigna Corp.	57,479	7,744,721
Laboratory Corp. of America Holdings*	58,733	7,391,548

		15,136,269

Hotels, Restaurants & Leisure — 3.8%
Carnival Corp.	149,794	7,700,910
Hyatt Hotels Corp. (Class A Stock)*	136,207	6,992,867
McDonald’s Corp.	42,820	5,107,141

		19,800,918

Household Products — 2.3%
Procter & Gamble Co. (The)	140,918	11,620,098

Industrial Conglomerates — 2.1%
General Electric Co.	359,912	11,070,893

Insurance — 3.6%
Chubb Ltd.	82,252	10,528,256
MetLife, Inc.	149,997	8,251,335

		18,779,591

Internet Software & Services — 3.2%
Alphabet, Inc. (Class A Stock)*	13,650	10,590,762
eBay, Inc.*	220,893	6,143,034

		16,733,796

Media — 4.3%
Comcast Corp. (Class A Stock)	155,933	10,838,903
Liberty Global PLC (United Kingdom) (Class C Stock)*	85,985	2,618,243
Twenty-First Century Fox, Inc. (Class A Stock)	140,386	3,946,250
Viacom, Inc. (Class B Stock)	127,181	4,766,744

		22,170,140

Oil, Gas & Consumable Fuels — 10.9%
Anadarko Petroleum Corp.	109,024	7,539,010
Chevron Corp.	102,575	11,443,267
Hess Corp.	101,139	5,659,738
Noble Energy, Inc.	155,082	5,917,929
Occidental Petroleum Corp.	117,868	8,411,061
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	188,410	9,627,751
Suncor Energy, Inc. (Canada)	246,718	7,860,435

		56,459,191

Pharmaceuticals — 6.6%
Allergan PLC*	32,023	6,222,069
Merck & Co., Inc.	194,261	11,886,830
Pfizer, Inc.	400,391	12,868,567
Teva Pharmaceutical Industries Ltd. (Israel), ADR	88,018	3,318,279

		34,295,745

Road & Rail — 2.4%
Ryder System, Inc.	62,654	4,905,808
Union Pacific Corp.	74,030	7,501,460

		12,407,268

Semiconductors & Semiconductor Equipment — 2.8%
QUALCOMM, Inc.	94,588	6,444,280
Texas Instruments, Inc.	105,719	7,815,806

		14,260,086

Software — 3.6%
Microsoft Corp.	168,133	10,131,695
PTC, Inc.*	172,028	8,379,484

		18,511,179

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	60,343	6,669,108

Textiles, Apparel & Luxury Goods — 1.5%
Coach, Inc.	210,179	7,648,414

Wireless Telecommunication Services — 1.1%
Vodafone Group PLC (United Kingdom), ADR(a)	242,677	5,931,026

TOTAL COMMON STOCKS (cost $376,661,761)		510,541,108

TOTAL LONG-TERM INVESTMENTS (cost $376,661,761)		510,541,108

SHORT-TERM INVESTMENTS — 2.5%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	6,711,628	6,711,628
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $ 6,069,456; includes $6,065,000 of cash collateral for securities on loan)(b)(c)	6,069,421	6,071,242

TOTAL SHORT-TERM INVESTMENTS (cost $12,781,084)		12,782,870

TOTAL INVESTMENTS — 101.3% (cost $389,442,845)(d)		523,323,978
Liabilities in excess of other assets — (1.3)%		(6,886,560)

NET ASSETS — 100.0%		$516,437,418

The following abbreviation is used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,941,274; cash collateral of $6,065,000 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividends reinvested.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$391,605,509

Appreciation	140,324,163
Depreciation	(8,605,694)

Net Unrealized Appreciation	$131,718,469

The cost basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$15,522,691	$—	$—
Banks	77,829,216	—	—
Biotechnology	7,224,599	—	—
Capital Markets	13,156,742	—	—
Chemicals	13,600,985	—	—
Communications Equipment	8,242,923	—	—
Consumer Finance	20,151,559	—	—
Diversified Financial Services	5,437,719	—	—
Electric Utilities	16,833,087	—	—
Electrical Equipment	7,030,772	—	—
Electronic Equipment, Instruments & Components	7,739,397	—	—
Energy Equipment & Services	11,417,270	—	—
Equity Real Estate Investment Trusts (REITs)	6,121,269	—	—
Food & Staples Retailing	7,532,136	—	—
Food Products	16,009,513	—	—
Health Care Equipment & Supplies	5,197,508	—	—
Health Care Providers & Services	15,136,269	—	—
Hotels, Restaurants & Leisure	19,800,918	—	—
Household Products	11,620,098	—	—
Industrial Conglomerates	11,070,893	—	—
Insurance	18,779,591	—	—
Internet Software & Services	16,733,796	—	—
Media	22,170,140	—	—
Oil, Gas & Consumable Fuels	56,459,191	—	—
Pharmaceuticals	34,295,745	—	—
Road & Rail	12,407,268	—	—
Semiconductors & Semiconductor Equipment	14,260,086	—	—
Software	18,511,179	—	—
Technology Hardware, Storage & Peripherals	6,669,108	—	—
Textiles, Apparel & Luxury Goods	7,648,414	—	—
Wireless Telecommunication Services	5,931,026	—	—
Affiliated Mutual Funds	12,782,870	—	—

Total	$523,323,978	$—	$—

During the period, there were no transfers between Level 1 and Level 2 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair value responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund) (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund, (the “Money Market Fund”), each a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”) and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 7

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date January 19, 2017

* Print the name and title of each signing officer under his or her signature.